NET INCOME PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥		¥ 4,285,336	¥ 4,024,173	¥ 5,781,725
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share		320,749,805	312,589,273	307,265,600
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method		7,759,140	9,429,237	14,132,153
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share		328,508,945	322,018,510	321,397,753
Basic net income per share | (per share)	$ 1.88	¥ 13.36	¥ 12.87	¥ 18.82
Diluted net income per share | (per share)	$ 1.84	¥ 13.04	¥ 12.50	¥ 17.99
Anti-dilutive securities excluded from the calculation of diluted net income per share		370,590	0	0